UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 DECEMBER 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                                                ABACUS CORPORATE TRUSTEE LIMITED

Name: ABACUS CORPORATE TRUSTEE LIMITED, LA MOTTE CHAMBERS, ST. HELIER, JERSEY UNITED KINGDOM, JE1 1BJ


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   SIMON J. HARMAN
Title:  COMPLIANCE & RISK DIRECTOR
Phone:  00 44 1534 602031

Signature, Place, and Date of Signing:

/s/ Mr Simon J. Harman                 Jersey, CI, UK                 02/08/2006
----------------------                 --------------                 ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-11396         ROYAL BANK OF CANADA
---------------  ---------------------------

                                    Form 13F

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
                       ------------------------------

Form 13F Information Table Entry Total:             1
                       ------------------------------

Form 13F Information Table Value Total:  US $318,383
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


  1.  ROYAL BANK OF CANADA, FORM 13F FILE NUMBER 028-11396

                                                FORM 13F INFORMATION TABLE

                                                                    SHARES/  SH/   PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE   PRN AMT  PRN   CALL DSCRETN MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- --------- --------- ------- ------ ---- ------- -------- ------- ------ ----
Glaxosmithkline Plc            Sponsored ADR    37733W105 318383110 6160655 CNV SH      Sole             6160655      0    0
                               CNV 2 ORD 25P